Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0002097508
Amendment Description	Amendment No. 3
Document Type	S-4/A
Entity Registrant Name	BLOCKFUSION DIGITAL INFRASTRUCTURE, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true